Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lease Cost	Lease costs recorded under operating leases were as follows:

	Year ended
	December 31, 2020	December 31, 2019
	(in thousands)

Operating lease costs	$31,088	$34,759
Income from sub-leases	(940)	(1,761)
Net operating lease costs	$30,148	$32,998

Schedule of Operating Lease Maturity
Future minimum lease payments (including related costs), associated with the 2020 restructuring plan, under the non-cancelable onerous leases as of December 31, 2020 were as follows:

Minimum rental payments
(in thousands)
2021	$2,602
2022	1,896
2023	999
2024	139
2025	139
Thereafter	402
Total future minimum lease payments (including related costs)	6,177
Lease imputed interest	(463)
Total	$5,714
Future minimum lease payments under non-cancelable leases as of December 31, 2020 were as follows:

Minimum rental
payments
(in thousands)
2021	$26,164
2022	21,510
2023	16,108
2024	10,165
2025	6,046
Thereafter	10,490
Total future minimum lease payments	90,483
Lease imputed interest	(5,348)
Total	$85,135